Commitments and Contingencies - Vessels Under Construction-Additional Information (Details) - Jun. 30, 2015 - New Build vessels [Member] $ in Thousands	USD ($)
Contractual obligation on JV newbuilds	$ 122,587
Number of JV newbuilds owned 49%	3
Number of JV newbuilds owned 25%	2
Number of JV newbuilds owned 40%	5